LEASE OBLIGATIONS - Maturities of operating leases liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASE OBLIGATIONS
2023 / 2022	€ 901	€ 673
2024 / 2023	636	523
2025 / 2024	238	277
2026 / 2025	24	69
2027 / 2026		18
2028 / 2027 and thereafter		2
Total undiscounted minimum lease payments	1,799	1,562
Less: current portion	(901)	(673)
Long-term portion	€ 899	€ 888